LEASE LIABILITIES - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LEASE LIABILITIES
Balance at beginning of year	$ 122.6	$ 143.4
Lease obligations financing right-of-use assets	27.5	14.1
Repayments	(35.9)	(34.9)
Balance at end of year	$ 114.2	$ 122.6